Phoenix Investment Partners
         |
         |                          Annual Report
         |
         |                                                       August 31, 2000
         |
         |--- Hollister

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                                                            Small Cap Value Fund

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                                                            Value Equity Fund

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Message from the President

Dear Shareholder:

[PHOTO OMITTED]

      We are pleased to provide this annual report for the Phoenix-Hollister Small Cap Value Fund and the Phoenix-Hollister Value Equity Fund for the 12 months ended August 31, 2000. On the following pages, Chris Bertelsen, your Fund's portfolio manager, reviews events in the equity markets that affected performance over the last year and discusses investment strategy. We hope you find his comments informative.

      Since it is impossible to predict what investment style will be in favor next quarter or next year, the need to be properly diversified has, perhaps, never been more important. The goal of equity diversification is to capture the overall returns of equities while moderating volatility, or wide swings in performance results.

      A diversified portfolio can offer protection in a volatile market by spreading investment risk across a broad spectrum of investment styles and asset classes. Less overlap or redundancy in a portfolio should translate into lower volatility and greater opportunity to participate in the gains of whatever style is currently in favor.

      We recognize that it is important to measure results by investors' success in reaching their personal financial goals within the context of their risk tolerance and investment horizon. We believe that the Phoenix-Hollister Small Cap Value Fund and the Phoenix-Hollister Value Equity Fund offer investors a complementary investment style that results in a well-diversified portfolio. Your financial advisor can show you the benefits of asset allocation and help you determine what types of investments best fit your financial plan.

      If you have any questions, please call your financial advisor or contact us at 1-800-243-4361 or www.phoenixinvestments.com. Information about your account is available at our Web site or through our automated account information line at 1-800-243-1574.

Sincerely,


/s/ Philip R. McLoughlin

Philip R. McLoughlin

August 31, 2000

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

Phoenix-Hollister Small Cap Value Fund

A Discussion with the Fund's Portfolio Manager, Chris Bertelsen

Q: What is the Fund's investment objective?

A: The Fund seeks long-term capital appreciation. Investors should note that the risks of investing in small-company stocks may include relatively low trading volumes, a greater degree of change in earnings and greater short-term volatility.

Q: How did the Fund perform over the last 12 months?

A: For the fiscal year ended August 31, 2000, the Fund had exceptionally strong results. Class A shares earned 66.15%, outperforming the 13.70% return for its benchmark, the Russell 2000 Value Index.(1) Class B shares returned 64.97%, and Class C shares were up 64.97% for the 12 months. Returns cited were achieved in rapidly rising markets and from strong performance of several stocks in the capital goods and health-care sectors and may not be achieved in the future. All performance figures assume reinvestment of distributions and exclude the effect of sales charges.

Q: How would you characterize the market environment over this reporting period?

A: The past 12 months have been a period of exceptional volatility in the equity markets. Weekly volatility has only been exceeded by the day-to-day volatility experienced by all sectors of the market, not just technology, although this area of the market has captured most of the headline-making news.

      Three macro events contributed to this volatile roller coaster ride--Federal Reserve policy, OPEC's actions and the wide divergence in performance of the "old" and the "new economy" stocks.

      In addition, the love/hate relationship investors have shown first for growth, then for value, has also been unprecedented and another example of the market's volatility. The month of April marked the beginning of investors' new love affair with value-oriented stocks and the end of their romance with high P/E growth stocks. This trend abruptly reversed itself in June, but by August 31, the end of the Fund's fiscal year, the S&P 500/Barra Value Index was ahead of its growth-oriented counterpart, the S&P 500/Barra Growth Index.(2)

Q: How did you structure the portfolio in this environment?

A: As opportunities presented themselves, we took advantage. For example, we are encouraged by the politically charged climate that is embracing the rebuilding of America's defense establishments. The portfolio holds companies like L-3 Communications Holding Company, Aliant Techsystems and Litton Industries, which we believe will benefit from this trend.

      Small oil-service companies seem to have overcome Wall Street's skepticism and achieved a level of acceptance as energy price increases intensified investors' appetites for smaller energy companies, such as Vintage Petroleum Inc. and Gulf Island Fabrication. We are anticipating that a 25-year

(1) The Russell 2000 Value Index is an unmanaged, commonly used measure of small-capitalization, value-oriented stock total-return performance.
(2) The S&P 500/Barra Value Index is an unmanaged, commonly used measure of value-oriented stock total-return performance, and the S&P 500/Barra Growth Index is an unmanaged, commonly used measure of growth-oriented stock total-return performance.
      The indices are not available for direct investment.

oversupply of energy is now reaching equilibrium, and unless world demand decreases, energy and electric power will become a dearer commodity.

      This quarter was also notable for the Fed's consistent and successive interest rate hikes. While many financial stocks have been depressed by Fed action, we steadfastly remain long-term holders in this growing market sector. We believe that history may repeat itself by producing a rally within the financial sector similar to what resulted after five Federal Reserve upward rate adjustments in 1994. Of course, past performance is not a guarantee of future results. Recent Fed policy has created tremendous value in this sector, preparing the way, in our opinion, for long-term outperformance. Companies like Bank United, Cullen Frost and Annuity and Life Re Holdings currently trade at extremely attractive multiples.

      The politically charged topic of health care has led to several buying opportunities for value investors, such as ourselves. Trigon Healthcare is one of our success stories, and we have taken positions in Humana and Triad Hospitals, also depressed health-care issues.

Q: What is your near-term outlook?

A: We believe that the Fed's work will be completed by the end of the year, inflation will be contained (with the one exception of oil prices) and market leadership in areas like finance, defense and even technology will return.

      While we cannot fully anticipate the future opportunities that will result from an "event," we are always on the lookout, ready to take full advantage. One such event that may occur is an attack by both Republicans and Democrats against drug pricing, which would depress values in the drug sector and present us with buying opportunities.

      On another note, the Frank Russell Company, creator of indices like the Russell 2000 Index and the Russell 1000 Index, recently completed its annual rebalancing of a total of 21 U.S. stock indices. Interestingly, of the 624 companies added to the Russell 3000 Index,(3) more than one-third were based in California. Nationwide, 42% of the companies added were listed as technology firms and 19% were included in the health-care sector. Furthermore, 320 initial public offerings joined the Russell 3000 Index, up from only 179 in 1999. Stocks removed from the list (based on their declining market capitalizations) represented the consumer cyclical sector and financial services sectors primarily, demonstrating the marked shift in the market to the so-called "new economy" stocks.

      We continue to look for those "old economy" stocks that are the gatekeepers for the "new economy." We prefer those companies that can show real earnings and strong cash flow. Our investment discipline seeks out well-managed, small companies with strong internal growth prospects that have not yet been discovered or are "misunderstood" within their industry. We believe that investors will be much less forgiving towards those firms that fail to show positive earnings, which will result, we expect, in the market dramatically discounting the expected profitability of many of these "new economy" stocks.

                                                                 August 31, 2000

(3) The Russell 2000 Index is an unmanaged, commonly used measure of small-capitalization stock total-return performance. The Russell 1000 Index is an unmanaged, commonly used measure of large-capitalization stock total-return performance. The Russell 3000 Index, a combination of the Russell 2000 and Russell 1000 indices, is an unmanaged, commonly used measure of broad stock market total-return performance. The index is not available for direct investment.

Phoenix-Hollister Small Cap Value Fund

--------------------------------------------------------------------------------
Average Annual Total Returns(1)                           PERIODS ENDING 8/31/00
--------------------------------------------------------------------------------

                                                          INCEPTION    INCEPTION
                                               1 Year    TO 8/31/00      DATE
                                               -------   ----------    --------
Class A Shares at NAV(2)                        66.15%     26.07%      11/20/97
Class A Shares at POP(3)                        56.59      23.42       11/20/97

Class B Shares at NAV(2)                        64.97      25.18       11/20/97
Class B Shares at CDSC(4)                       60.97      24.46       11/20/97

Class C Shares at NAV(2)                        64.97      25.17       11/20/97
Class C Shares at CDSC(4)                       64.97      25.17       11/20/97

Russell 2000 Value Index(6)                     13.70       3.00       11/20/97

(1) Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
(2) "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.
(3) "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
(4) CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.
(5) This chart illustrates POP returns on Class A shares and CDSC returns for Class B and Class C shares since inception.
(6) The Russell 2000 Value Index is a measure of small-capitalization, value-oriented stock total return performance. The index's performance does not reflect sales charges.

      All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Growth of $10,000                                            PERIODS ENDING 8/31
--------------------------------------------------------------------------------

                              [LINE GRAPH OMITTED]

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 11/20/97 (inception of the Fund) in Class A, Class B and Class C shares .The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.

--------------------------------------------------------------------------------
Sector Weightings                                                        8/31/00
--------------------------------------------------------------------------------

As a percentage of equity holdings

           [The following information was represented as a pie chart.]

o     Financials                   22%
o     Capital Goods                18
o     Technology                   14
o     Energy                       13
o     Health-Care                  10
o     Consumer Cyclicals            9
o     Consumer Staples              6
o     Other                         8

Phoenix-Hollister Small Cap Value Fund

--------------------------------------------------------------------------------
     Ten Largest Holdings at August 31, 2000 (as a percentage of net assets)
--------------------------------------------------------------------------------

 1. L-3 Communications Holdings, Inc.                              2.9%
    Communications systems producer

 2. Shaw Group, Inc.(The)                                          2.8%
    Fabricator of piping systems

 3. Valassis Communications, Inc.                                  2.7%
    Publisher of sales promotion materials

 4. Boston Communications Group,Inc                                2.6%
    Provides support services to wireless
    telephone carriers

 5. Brooktrout, Inc.                                               2.5%
    Computer hardware and software manufacturer

 6. Trigon Healthcare, Inc.                                        2.4%
    Virginia-based managed health-care services provider

 7. Cal Dive International, Inc.                                   2.4%
    A subsea oil and gas development contractor

 8. AMEX Financial Select Sector                                   2.3%
    Depository Receipts
    Long-Term Unit Investment Trust

 9. Terex Corp.                                                    2.3%
    Heavy equipment and truck manufacturer

10. Charles River Laboratories International, Inc.                 2.3%
    Involved in biotechnology research and support services
--------------------------------------------------------------------------------

                         INVESTMENTS AT AUGUST 31, 2000

                                                           SHARES       VALUE
                                                          --------   -----------

COMMON STOCKS -- 81.0%

Aerospace/Defense -- 2.1%
Alliant Techsystems, Inc.(b) .........................      36,000   $ 2,774,250

Auto Parts & Equipment -- 0.4%
Tower Automotive, Inc.(b) ............................      50,000       568,750

Banks (Regional) -- 1.9%
Cullen/Frost Bankers, Inc. ...........................      84,000     2,604,000

Biotechnology -- 2.3%
Charles River Laboratories International, Inc.(b) ....     113,400     3,111,412

Chemicals (Specialty) -- 0.6%
Fuller (H.B.) Co. ....................................      25,000       857,812

Communications Equipment -- 7.3%
Brooktrout, Inc.(b) ..................................     100,000     3,400,000
L-3 Communications Holdings, Inc.(b) .................      65,000     3,843,125
Spectrasite Holdings, Inc.(b) ........................     110,000     2,578,125
                                                                     -----------
                                                                       9,821,250
                                                                     -----------
Computers (Peripherals) -- 3.5%
Dot Hill Systems Corp.(b) ............................     240,000     2,130,000
Quantum Corp. - DLT & Storage Systems.(b) ............     185,000     2,509,062
                                                                     -----------
                                                                       4,639,062
                                                                     -----------
Computers (Software & Services) -- 1.5%
Titan Corp. (The)(b) .................................      80,000     1,970,000

Construction (Cement & Aggregates) -- 1.3%
Texas Industries, Inc. ...............................      50,000     1,706,250

Electric Companies -- 0.6%
El Paso Electric Co.(b) ..............................      60,000       806,250

Electrical Equipment -- 8.4%
Advanced Lighting Technologies, Inc.(b) ..............     145,300     2,324,800
Artesyn Technologies, Inc.(b) ........................      56,000     2,327,500
Black Box Corp.(b) ...................................      40,000     2,380,000
C&D Technologies, Inc. ...............................      35,000     1,933,750
Littelfuse, Inc.(b) ..................................      63,000     2,287,687
                                                                     -----------
                                                                      11,253,737
                                                                     -----------
Electronics (Instrumentation) -- 1.7%
Methode Electronics, Inc. Class A ....................      38,000     2,284,750

Engineering & Construction -- 1.6%
MasTec, Inc.(b) ......................................      58,400     2,102,400

Financial (Diversified) -- 1.4%
CompuCredit Corp.(b) .................................      47,000     1,862,375

Gaming, Lottery & Pari-mutuel Companies -- 0.5%
Sun International Hotels Ltd.(b) .....................      28,000       609,000

Health Care (Hospital Management) -- 2.0%
Triad Hospitals, Inc.(b) .............................      92,000     2,656,500

                        See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                                                          SHARES       VALUE
                                                         --------   ------------

Health Care (Managed Care) -- 4.6%
Humana, Inc.(b) .....................................     350,000   $  2,996,875
Trigon Healthcare, Inc.(b) ..........................      62,000      3,200,750
                                                                      ----------
                                                                       6,197,625
                                                                      ----------
Health Care (Medical Products & Supplies) -- 3.3%
Cooper Companies, Inc. (The) ........................      60,000      1,972,500
Laser Vision Centers, Inc.(b) .......................     400,000      2,462,500
                                                                      ----------
                                                                       4,435,000
                                                                      ----------
Homebuilding -- 3.2%
Horton (D.R.),  Inc. ................................     110,000      2,158,750
Lennar Corp. ........................................      77,000      2,127,125
                                                                      ----------
                                                                       4,285,875
                                                                      ----------
Household Furnishings & Appliances -- 1.3%
U.S. Industries, Inc. ...............................     140,000      1,785,000

Insurance (Property-Casualty) -- 3.4%
Commerce Group, Inc. (The) ..........................      40,000      1,040,000
Horace Mann Educators Corp. .........................      50,000        762,500
Radian Group, Inc. ..................................      38,000      2,360,750
Selective Insurance Group, Inc. .....................      20,000        358,750
                                                                      ----------
                                                                       4,522,000
                                                                      ----------
Iron & Steel -- 2.1%
Lone Star Technologies, Inc (b) .....................      30,000      1,507,500
Maverick Tube Corp.(b) ..............................      45,000      1,262,812
                                                                      ----------
                                                                       2,770,312
                                                                      ----------
Machinery (Diversified) -- 2.3%
Terex Corp.(b) ......................................     170,000      3,113,125

Metal Fabricators -- 2.8%
Shaw Group, Inc. (The) (b) ..........................      67,000      3,731,063

Oil & Gas (Drilling & Equipment) -- 7.3%
Cal Dive International, Inc.(b) .....................      55,000      3,162,500
Gulf Island Fabrication, Inc.(b) ....................     160,000      2,960,000
Parker Drilling Co.(b) ..............................     250,000      1,796,875
Santa Fe International Corp. ........................      47,000      1,847,688
                                                                      ----------
                                                                       9,767,063
                                                                      ----------
Oil & Gas (Exploration & Production) -- 3.4%
Bellwether Exploration Co.(b) .......................     130,000      1,035,938
Pogo Producing Co. ..................................      50,000      1,343,750
Vintage Petroleum, Inc. .............................     105,000      2,205,000
                                                                      ----------
                                                                       4,584,688
                                                                      ----------
REITS -- 0.5%
Health Care REIT, Inc. ..............................      40,000        722,500

Restaurants -- 1.2%
CBRL Group, Inc. (b) ................................     130,000      1,568,125

Retail (Home Shopping) -- 1.8%
ValueVision International, Inc.(b) ..................      83,200      2,438,800

Retail (Specialty-Apparel) -- 0.8%
Men's Wearhouse, Inc. (The)(b) ......................      26,000        793,000
Pacific Sunwear of California, Inc.(b) ..............      25,000        332,813
                                                                      ----------
                                                                       1,125,813
                                                                      ----------
Services (Commercial & Consumer) -- 0.6%
Wackenhut Corp. (The) Class A(b) ....................      55,000        780,313

Specialty Printing -- 2.7%
Valassis Communications, Inc.(b) ....................     125,000      3,609,375

Telecommunications (Cellular/Wireless) -- 2.6%
Boston Communications Group, Inc.(b) ................     240,000      3,450,000

--------------------------------------------------------------------------------
Total Common Stocks
(Identified cost $94,414,242)                                        108,514,475
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- 6.9%

Insurance (Life/Health) -- 3.9%
Annuity and Life Re (Holdings) Ltd. (Bermuda) .......     100,000      2,625,000
London Pacific Group Ltd.  ADR (United Kingdom) .....     130,000      2,624,375
                                                                      ----------
                                                                       5,249,375
                                                                      ----------
Insurance (Property-Casualty) -- 1.5%
RenaissanceRe Holdings Ltd. (Bermuda) ...............      40,000      1,915,000

Oil & Gas (Drilling & Equipment) -- 1.5%
Precision Drilling Corp. (Canada)(b) ................      60,000      2,040,000

--------------------------------------------------------------------------------
Total Foreign Common Stocks
(Identified cost $8,231,972)                                           9,204,375
--------------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                                                            SHARES      VALUE
                                                           --------   ----------

UNIT INVESTMENT TRUSTS -- 8.8%

AMEX Financial Select Sector Depository Receipts ....     110,000   $  3,131,563
Diamonds Trust, Series I(b) .........................      27,500      3,093,750
Nasdaq - 100 Shares .................................      15,000      1,526,484
S&P 400 Mid-Cap Depository Receipts .................      20,000      1,997,500
S&P 500 Depository Receipts .........................       8,000      1,219,000
Utilities Select Sector Index .......................      30,000        865,781

--------------------------------------------------------------------------------
Total Unit Investments Trusts
(Identified cost $11,179,656)                                         11,834,078
--------------------------------------------------------------------------------
Total Long-Term Investments -- 96.7%
(Identified cost $113,825,870)                                       129,552,928
--------------------------------------------------------------------------------

                                                  STANDARD
                                                  & POOR'S     PAR
                                                   RATING     VALUE
                                                 (Unaudited)  (000)
                                                 -----------  -----

SHORT-TERM OBLIGATIONS -- 3.3%

Commercial Paper -- 3.3%
Lexington Parker Capital Co. 6.65%, 9/5/00 ......    A-1     $4,070    4,066,993
Ciesco, L.P. 6.50%, 9/6/00 ......................    A-1+       335      334,697

--------------------------------------------------------------------------------
Total Short-Term Obligations
(Identified cost $4,401,690)                                           4,401,690
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.0%
(Identified cost $118,227,560)                                   133,954,618(a)

Cash and receivables, less liabilities--(0.0%)                       (30,639)
                                                               -------------
NET ASSETS-100%                                                $ 133,923,979
                                                               =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $20,551,909 and gross depreciation of $5,608,811 for federal income tax purposes. At August 31, 2000, the aggregate cost of securities for federal income tax purposes was $119,011,520.
(b)   Non-income producing

                        See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2000

Assets
Investment securities at value
  (Identified cost $118,227,560)                                    $133,954,618
Cash                                                                       4,182
Receivables
  Investment securities sold                                           2,056,870
  Fund shares sold                                                     1,542,606
  Dividends and interest                                                  37,743
Prepaid expenses                                                             280
                                                                    ------------
   Total assets                                                      137,596,299
                                                                    ------------

Liabilities
Payables
  Investment securities purchased                                      3,398,151
  Fund shares repurchased                                                 42,089
  Distribution fee                                                        57,626
  Investment advisory fee                                                 41,372
  Transfer agent fee                                                      24,864
  Financial agent fee                                                     10,442
  Trustees' fee                                                            8,342
Accrued expenses                                                          89,434
                                                                    ------------
   Total liabilities                                                   3,672,320
                                                                    ------------
Net Assets                                                          $133,923,979
                                                                    ============

Net Assets Consist of:
Capital paid in on shares of beneficial interest                    $ 97,587,799
Accumulated net realized gain                                         20,609,122
Net unrealized appreciation                                           15,727,058
                                                                    ------------
Net Assets                                                          $133,923,979
                                                                    ============

Class A
Shares of beneficial interest outstanding, $1 par value
  unlimited authorization (Net Assets $79,253,552)                     4,427,230
Net asset value per share                                           $      17.90
Offering price per share $17.90/(1-5.75%)                           $      18.99

Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $26,624,877)                     1,518,039
Net asset value and offering price per share                        $      17.54

Class C
Shares of beneficial interest outstanding, $1 par value
  unlimited authorization (Net Assets $28,045,550)                     1,599,308
Net asset value and offering price per share                        $      17.54

                             STATEMENT OF OPERATIONS
                            YEAR ENDED AUGUST 31,2000

Investment Income
Dividends                                                          $    520,500
Interest                                                                216,216
                                                                   ------------
   Total investment income                                              736,716
                                                                   ------------

Expenses
Investment advisory fee                                                 740,022
Distribution fee, Class A                                               124,117
Distribution fee, Class B                                               167,693
Distribution fee, Class C                                               158,084
Financial agent fee                                                     107,489
Transfer agent                                                          148,335
Printing                                                                 43,932
Registration                                                             42,910
Professional                                                             28,755
Trustees                                                                 24,644
Custodian                                                                23,390
Miscellaneous                                                            12,747
                                                                   ------------
   Total expenses                                                     1,622,118
   Less expenses borne by investment adviser                           (222,171)
   Custodian fees paid indirectly                                        (4,468)
                                                                   ------------
   Net expenses                                                       1,395,479
                                                                   ------------
Net investment loss                                                    (658,763)
                                                                   ------------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                                      24,693,450
Net change in unrealized appreciation (depreciation) on
   investments                                                       12,266,168
                                                                   ------------
Net gain on investments                                              36,959,618
                                                                   ------------
Net increase in net assets resulting from operations               $ 36,300,855
                                                                   ============

                        See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Year Ended       Year Ended
                                                                                    8/31/00          8/31/99
                                                                                 -------------    ------------
From Operations
  Net investment income (loss)                                                   $    (658,763)   $    (52,755)
  Net realized gain (loss)                                                          24,693,450         192,893
  Net change in unrealized appreciation (depreciation)                              12,266,168      10,201,578
                                                                                 -------------    ------------
  Increase (decrease) in net assets resulting from operations                       36,300,855      10,341,716
                                                                                 -------------    ------------
From Distributions to Shareholders
  Net realized gains, Class A                                                       (2,234,451)        (29,557)
  Net realized gains, Class B                                                         (731,921)        (11,989)
  Net realized gains, Class C                                                         (554,210)         (5,756)
                                                                                 -------------    ------------
  Decrease in net assets from distributions to shareholders                         (3,520,582)        (47,302)
                                                                                 -------------    ------------
From Share Transactions
Class A
  Proceeds from sales of shares (2,837,654 and 1,080,990 shares, respectively)      44,871,985      11,142,835
  Net asset value of shares issued from reinvestment of distributions
   (146,701 and 2,728 shares, respectively)                                          2,021,532          27,226
  Cost of shares repurchased (917,508 and 513,966 shares, respectively)            (14,822,045)     (5,211,308)
                                                                                 -------------    ------------
Total                                                                               32,071,472       5,958,753
                                                                                 -------------    ------------
Class B
  Proceeds from sales of shares (807,290 and 328,886 shares, respectively)          12,658,205       3,326,336
  Net asset value of shares issued from reinvestment of distributions
   (51,822 and 1,052 shares, respectively)                                             703,223          10,468
  Cost of shares repurchased (183,720 and 221,287 shares, respectively)             (2,842,406)     (2,235,715)
                                                                                 -------------    ------------
Total                                                                               10,519,022       1,101,089
                                                                                 -------------    ------------
Class C
  Proceeds from sales of shares (1,055,119 and 338,260 shares, respectively)        16,211,920       3,417,996
  Net asset value of shares issued from reinvestment of distributions
   (38,106 and 397shares, respectively)                                                517,092           3,935
  Cost of shares repurchased (67,758 and 108,144 shares, respectively)              (1,061,504)     (1,092,574)
                                                                                 -------------    ------------
Total                                                                               15,667,508       2,329,357
                                                                                 -------------    ------------
Class M
  Cost of shares repurchased (0 and 10,849 shares, respectively)                            --         (95,668)
                                                                                 -------------    ------------
Total                                                                                       --         (95,668)
                                                                                 -------------    ------------
  Increase (decrease) in net assets from share transactions                         58,258,002       9,293,531
                                                                                 -------------    ------------
  Net increase (decrease) in net assets                                             91,038,275      19,587,945
Net Assets
  Beginning of period                                                               42,885,704      23,297,759
                                                                                 -------------    ------------
  End of period [including undistributed net investment income
   of $0 and $0, respectively]                                                   $ 133,923,979    $ 42,885,704
                                                                                 =============    ============

                        See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)

                                                              CLASS A
                                            -------------------------------------------
                                                                                From
                                                Year Ended August 31         Inception
                                            ----------------------------    11/20/97 to
                                               2000              1999         8/31/98
Net asset value, beginning of period        $    11.41        $     8.11    $    10.00
Income from investment operations
  Net investment income (loss)(1)                (0.08)             0.01         (0.01)
  Net realized and unrealized gain (loss)         7.38              3.31         (1.85)
                                            ----------        ----------    ----------
      Total from investment operations            7.30              3.32         (1.86)
                                            ----------        ----------    ----------
Less distributions
  Dividends from net realized gains              (0.81)            (0.02)           --
  In excess of net investment income                --                --         (0.03)
                                            ----------        ----------    ----------
      Total distributions                        (0.81)            (0.02)        (0.03)
                                            ----------        ----------    ----------
Change in net asset value                         6.49              3.30         (1.89)
                                            ----------        ----------    ----------
Net asset value, end of period              $    17.90        $    11.41    $     8.11
                                            ==========        ==========    ==========

Total return(2)                                  66.15%            40.90%       (18.64)%(5)

Ratios/supplemental data:
Net assets, end of period (thousands)       $   79,254        $   26,926    $   14,519

Ratio to average net assets of:
  Operating expenses(3)                           1.40%(7)          1.40%         1.40%(6)
  Net investment income (loss)                   (0.45)%            0.15%        (0.14)%(6)
Portfolio turnover                                 191%              203%          105%(5)


                                                             CLASS B
                                            -------------------------------------------
                                                                                From
                                                Year Ended August 31         Inception
                                            ----------------------------    11/20/97 to
                                               2000              1999         8/31/98
Net asset value, beginning of period        $    11.27        $     8.07    $    10.00
Income from investment operations
  Net investment income (loss)(1)                (0.19)            (0.06)        (0.08)
  Net realized and unrealized gain (loss)         7.27              3.28         (1.82)
                                            ----------        ----------    ----------
      Total from investment operations            7.08              3.22         (1.90)
                                            ----------        ----------    ----------
Less distributions
  Dividends from net realized gains              (0.81)            (0.02)           --
  In excess of net investment income                --                --         (0.03)
                                            ----------        ----------    ----------
      Total distributions                        (0.81)            (0.02)        (0.03)
                                            ----------        ----------    ----------
Change in net asset value                         6.27              3.20         (1.93)
                                            ----------        ----------    ----------
Net asset value, end of period              $    17.54        $    11.27    $     8.07
                                            ==========        ==========    ==========

Total return(2)                                  64.97%            39.86%       (19.07)%(5)

Ratios/supplemental data:
Net assets, end of period (thousands)       $   26,625        $    9,494    $    5,922

Ratio to average net assets of:
  Operating expenses(4)                           2.15%(7)          2.15%         2.15%(6)
  Net investment income (loss)                   (1.20)%           (0.60)%       (1.01)%(6)
Portfolio turnover                                 191%              203%          105%(5)

(1)   Computed using average shares outstanding.
(2)   Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.67%, 1.87% and 3.12% for the periods ended August 31, 2000, 1999 and 1998, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.42%, 2.62% and 3.87% for the periods ended August 31, 2000, 1999 and 1998, respectively.
(5)   Not annualized.
(6)   Annualized.
(7) For the year ended August 31, 2000, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)

                                                             CLASS C
                                            ----------------------------------------
                                                                               From
                                                Year Ended August 31        Inception
                                            --------------------------     11/20/97 to
                                               2000             1999         8/31/98
Net asset value, beginning of period        $    11.27      $     8.07    $    10.00
Income from investment operations
  Net investment income (loss)(1)                (0.19)          (0.06)        (0.08)
  Net realized and unrealized gain (loss)         7.27            3.28         (1.82)
                                            ----------      ----------    ----------
      Total from investment operations            7.08            3.22         (1.90)
                                            ----------      ----------    ----------
Less distributions
  Dividends from net realized gains              (0.81)          (0.02)           --
  In excess of net investment income                --              --         (0.03)
                                            ----------      ----------    ----------
      Total distributions                        (0.81)          (0.02)        (0.03)
                                            ----------      ----------    ----------
Change in net asset value                         6.27            3.20         (1.93)
                                            ----------      ----------    ----------
Net asset value, end of period              $    17.54      $    11.27    $     8.07
                                            ==========      ==========    ==========

Total return(2)                                  64.97%          39.86%       (19.09)%(4)

Ratios/supplemental data:
Net assets, end of period (thousands)       $   28,046      $    6,465    $    2,770

Ratio to average net assets of:
  Operating expenses(3)                           2.15%(6)        2.15%         2.15 %(5)
  Net investment income (loss)                   (1.20)%         (0.60)%       (0.98)%(5)
Portfolio turnover                                 191%            203%          105%(4)


(1)   Computed using average shares outstanding.
(2)   Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.42%, 2.62% and 3.87% for the periods ended August 31, 2000, 1999 and 1998, respectively.
(4)   Not annualized.
(5)   Annualized.
(6) For the year ended August 31, 2000, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

A Discussion with the Fund's Portfolio Manager, Chris Bertelsen

Q: What is the Fund's investment objective?

A: The Fund's primary investment objective is long-term capital appreciation. The Fund has a secondary investment objective to seek current income.

Q: How did the Fund perform over the last 12 months?

A: For the fiscal year ended August 31, 2000, Class A shares earned 24.11%, beating both the 16.39% return for the S&P 500 Index(1) and the average 9.66% return for a peer universe of large-capitalization value funds, according to Lipper, Inc. Class B shares returned 23.08%, and Class C shares were up 23.17% for the 12 months. All performance figures assume reinvestment of distributions and exclude the effect of sales charges.

Q: How is the portfolio positioned to take advantage of current market conditions?

A: As opportunities presented themselves, we took advantage. For example, a politically charged climate began embracing the rebuilding of America's defense establishments. The portfolio holds companies like General Dynamics, United Technologies, and Northrop Grumman, which we believe will benefit from this trend.(2)

      In another trend, mid- and large-capitalization alternative energy and utility companies seem to have overcome Wall Street's skepticism of 1999 and achieved a level of acceptance as demand outstripped supply. Investors' appetites for large companies, such as Entergy, Reliant Energy, Duke Power and Coastal have bolstered the Fund's performance nicely. We are anticipating that a 25-year oversupply of energy is now reaching equilibrium, and unless world demand decreases, energy and electric power will become a dearer commodity.

Q: What is your outlook?

A: For 2001, we believe that history may repeat itself by producing a rally within the financial sector similar to what resulted after five Federal Reserve upward rate adjustments in 1994. Recent Fed policy has created tremendous value in this sector, preparing the way, in our opinion, for long-term outperformance. Companies like Chase Manhattan, Citigroup and American International Group currently trade at very attractive multiples.

      We also see the politically charged topics of health care and defense leading to more buying opportunities for value investors, such as ourselves. Watson Pharmaceuticals is one of our success stories in 2000, and we have taken positions in select pharmaceutical and defense companies.

      We believe the future for value investors looks bright in 2001 as investors begin to rethink the extreme valuations of the last three years and begin re-focusing on fundamentals. The compounded returns of value style investing have historically been very close to those of growth styles. After a three-year absence from the scene, we think value will vault to the forefront once again, but, of course, past performance is not a guarantee of future results.

                                                                 August 31, 2000

(1) The S&P 500 Index is an unmanaged, commonly used benchmark of broad stock market total-return performance.
(2)   Portfolios are actively managed and securities held are subject to change.

Phoenix-Hollister Value Equity Fund

--------------------------------------------------------------------------------
Average Annual Total Returns(1)                           PERIODS ENDING 8/31/00
--------------------------------------------------------------------------------

                                                      INCEPTION    INCEPTION
                                           1 Year    TO 8/31/00      DATE
                                           -------   ----------    ---------
Class A Shares at NAV(2)                    24.11%     15.79%       11/5/97
Class A Shares at POP(3)                    16.98      13.39        11/5/97

Class B Shares at NAV(2)                    23.08      14.91        11/5/97
Class B Shares at CDSC(4)                   19.08      14.08        11/5/97

Class C Shares at NAV(2)                    23.17      14.92        11/5/97
Class C Shares at CDSC(4)                   23.17      14.92        11/5/97

S&P 500 Index(6)                            16.39      20.12        11/5/97

(1) Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
(2) "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.
(3) "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
(4) CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.
(5) This chart illustrates POP returns on Class A shares and CDSC returns for Class B and Class C shares since inception.
(6) The S&P 500 Index is a measure of stock market total return performance. The index's performance does not reflect sales charges.

      All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Growth of $10,000                                            PERIODS ENDING 8/31
--------------------------------------------------------------------------------

                              [LINE GRAPH OMITTED]

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 11/5/97 (inception of the Fund) in Class A, Class B and Class C shares .The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.

--------------------------------------------------------------------------------
Sector Weightings                                                        8/31/00
--------------------------------------------------------------------------------

As a percentage of equity holdings

           [The following information was represented as a pie chart.]

o     Financials                27%
o     Capital Goods             20
o     Technology                13
o     Energy                     9
o     Utilities                  9
o     Consumer Staples           8
o     Health-Care                6
o     Other                      8

Phoenix-Hollister Value Equity Fund

--------------------------------------------------------------------------------
     Ten Largest Holdings at August 31, 2000 (as a percentage of net assets)
--------------------------------------------------------------------------------

 1. Citigroup, Inc.                                                     3.9%
    Diversified financial services holding company

 2. American International Group, Inc.                                  3.6%
    International insurance and financial services provider

 3. Tyco International Ltd..                                            3.6%
    Diversified industrial services company

 4. Bank of New York Co., Inc.(The)                                     3.5%
    Provider of commercial banking services

 5. Chase Manhattan Corp.(The)                                          3.3%
    Domestic and international financial services provider

 6. General Dynamics Corp.                                              3.3%
    Primary focus is business aviation and information systems

 7. Cabletron Systems, Inc.                                             3.2%
    Manufactures computer interconnecting equipment

 8. Alcatel ADR                                                         3.1%
    Communications, transportation and energy infrastructure supplier

 9. Baker Hughes, Inc.                                                  3.1%
    Involved in oil, gas and mining equipment services

10. Watson Pharmaceuticals, Inc.                                        3.0%
    Manufacturer of patent medicines
--------------------------------------------------------------------------------

                         INVESTMENTS AT AUGUST 31, 2000

                                                         SHARES         VALUE
                                                         ------       ----------

COMMON STOCKS -- 88.9%

Aerospace/Defense -- 5.7%
General Dynamics Corp. ..........................        40,000       $2,517,500
Lockheed Martin Corp. ...........................        44,000        1,248,500
Northrop Grumman Corp. ..........................         8,000          622,500
                                                                      ----------
                                                                       4,388,500
                                                                      ----------
Aluminum -- 1.5%
Alcoa, Inc. .....................................        36,000        1,197,000

Auto Parts & Equipment -- 2.1%
Delphi Automotive Systems Corp. .................       100,000        1,643,750

Banks (Major Regional) -- 3.5%
Bank of New York Co., Inc. (The) ................        51,000        2,674,312

Banks (Money Center) -- 5.5%
Chase Manhattan Corp. (The) .....................        45,500        2,542,312
Morgan (J.P.) & Co., Inc. .......................        10,000        1,671,875
                                                                      ----------
                                                                       4,214,187
                                                                      ----------
Beverages (Alcoholic) -- 2.5%
Anheuser-Busch Cos., Inc. .......................        24,000        1,891,500

Computers (Networking) -- 3.2%
Cabletron Systems, Inc.(b) ......................        65,000        2,433,437

Computers (Software & Services) -- 0.4%
Computer Associates International, Inc. .........        11,000          349,250

Electric Companies -- 6.1%
Duke Energy Corp. ...............................        20,500        1,533,656
Entergy Corp. ...................................        41,500        1,263,156
Reliant Energy, Inc. ............................        44,000        1,633,500
Southern Co. (The) ..............................         9,000          269,437
                                                                      ----------
                                                                       4,699,749
                                                                      ----------
Electrical Equipment -- 2.0%
Solectron Corp.(b) ..............................        34,000        1,540,625

Electronics (Defense) -- 1.6%
Litton Industries, Inc.(b) ......................        22,000        1,216,875

Electronics (Instrumentation) -- 1.9%
Agilent Technologies, Inc.(b) ...................        24,000        1,447,500

Engineering & Construction -- 1.6%
MasTec, Inc.(b) .................................        34,200        1,231,200

Financial (Diversified) -- 6.5%
American Express Co. ............................         9,000          532,125
Citigroup, Inc. .................................        52,000        3,035,500
USA Education, Inc. .............................        37,000        1,449,938
                                                                      ----------
                                                                       5,017,563
                                                                      ----------
Health Care (Diversified) -- 0.3%
Abbott Laboratories .............................         5,000          218,750

Health Care (Generic and Other) -- 3.0%
Watson Pharmaceuticals, Inc.(b) .................        37,900        2,337,956

                        See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                                                            SHARES      VALUE
                                                            ------   -----------

Health Care (Hospital Management) -- 2.4%
Tenet Healthcare Corp.(b) ..........................        60,000   $ 1,860,000

Insurance (Life/Health) -- 4.7%
American General Corp. .............................        28,000     2,038,750
MetLife, Inc.(b) ...................................        65,000     1,580,313
                                                                      ----------
                                                                       3,619,063
                                                                      ----------
Insurance (Multi-Line) -- 5.7%
American International Group, Inc. .................        30,750     2,740,594
CIGNA Corp. ........................................        17,000     1,653,250
                                                                      ----------
                                                                       4,393,844
                                                                      ----------
Insurance (Property-Casualty) -- 1.0%
Allstate Corp. (The) ...............................        26,000       755,625

Manufacturing (Diversified) -- 7.2%
Honeywell International, Inc. ......................        28,000     1,079,750
Minnesota Mining and Manufacturing Co. .............        23,000     2,139,000
United Technologies Corp. ..........................        37,000     2,310,188
                                                                      ----------
                                                                       5,528,938
                                                                      ----------
Natural Gas -- 2.7%
Coastal Corp. (The) ................................        30,000     2,066,250

Oil & Gas (Drilling & Equipment) -- 4.0%
Baker Hughes, Inc. .................................        66,000     2,413,125
Diamond Offshore Drilling, Inc. ....................        15,000       672,188
                                                                      ----------
                                                                       3,085,313
                                                                      ----------
Oil & Gas (Exploration & Production) -- 1.5%
Unocal Corp. .......................................        35,000     1,168,125

Oil (International Integrated) -- 2.3%
Texaco, Inc. .......................................        35,000     1,802,500

Publishing (Newspapers) -- 2.3%
Knight-Ridder, Inc. ................................        33,000     1,802,625

Retail (General Merchandise) -- 1.0%
Wal-Mart Stores, Inc. ..............................        16,000       759,000

Services (Data Processing) -- 2.2%
First Data Corp. ...................................        36,000     1,716,750

Telecommunications (Long Distance) -- 1.6%
WorldCom, Inc.(b) ..................................        33,000     1,204,500

Tobacco -- 2.9%
Philip Morris Cos., Inc. ...........................        75,000     2,221,875

--------------------------------------------------------------------------------
Total Common Stocks
(Identified cost $58,489,442)                                         68,486,562
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- 9.9%

Communications Equipment -- 3.1%
Alcatel  ADR (France) ..............................        29,200     2,419,950

Foods -- 2.2%
Unilever NV NY Registered Shares (Netherlands) .....        35,000     1,653,750

Manufacturing (Diversified) -- 3.6%
Tyco International Ltd. (Bermuda) ..................        48,000     2,736,000

Oil (Domestic Integrated) -- 1.0%
Royal Dutch Petroleum Co. NY Registered
Shares (Netherlands) ...............................        13,000       795,438

--------------------------------------------------------------------------------
Total Foreign Common Stocks
(Identified cost $4,915,343)                                           7,605,138
--------------------------------------------------------------------------------
Total Long-Term Investments -- 98.8%
(Identified cost $63,404,785)                                         76,091,700
--------------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                                               STANDARD
                                               & POOR'S     PAR
                                                RATING     VALUE
                                              (Unaudited)  (000)         VALUE
                                              -----------  -----      -----------
SHORT-TERM OBLIGATIONS -- 1.2%

Commercial Paper -- 1.2%
Asset Securitization Corp. 6.65%, 9/1/00          A-1+      $910      $   910,000

---------------------------------------------------------------------------------
Total Short-Term Obligations
(Identified cost $910,000)                                                910,000
---------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(Identified cost $64,314,785)                                          77,001,700(a)

Cash and receivables, less liabilities--0.0%                               35,297
                                                                      -----------
NET ASSETS--100.0%                                                    $77,036,997
                                                                      ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $13,694,775 and gross depreciation of $1,484,848 for federal income tax purposes. At August 31, 2000, the aggregate cost of securites for federal income tax purposes was $64,791,773.
(b)   Non-income producing.

                        See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2000

Assets
Investment securities at value
  (Identified cost $64,314,785)                                      $77,001,700
Cash                                                                       1,327
Receivables
  Investment securities sold                                           1,823,168
  Fund shares sold                                                       210,602
  Dividends and interest                                                 128,112
Prepaid expenses                                                             311
                                                                     -----------
   Total assets                                                       79,165,220
                                                                     -----------

Liabilities
Payables
  Investment securities purchased                                      1,935,608
  Fund shares repurchased                                                 31,381
  Distribution fee                                                        39,877
  Investment advisory fee                                                 34,409
  Transfer agent fee                                                      13,368
  Trustees' fee                                                            8,342
  Financial agent fee                                                      7,959
Accrued expenses                                                          57,279
                                                                     -----------
   Total liabilities                                                   2,128,223
                                                                     -----------
Net Assets                                                           $77,036,997
                                                                     ===========

Net Assets Consist of:
Capital paid in on shares of beneficial interest                     $59,143,058
Accumulated net realized gain                                          5,207,024
Net unrealized appreciation                                           12,686,915
                                                                     -----------
Net Assets                                                           $77,036,997
                                                                     ===========

Class A
Shares of beneficial interest outstanding, $1 par value
  unlimited authorization (Net Assets $37,976,548)                     2,526,958
Net asset value per share                                            $     15.03
Offering price per share $15.03/(1-5.75%)                            $     15.95

Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $26,470,632)                     1,792,056
Net asset value and offering price per share                         $     14.77

Class C
Shares of beneficial interest outstanding, $1 par value
  unlimited authorization (Net Assets $12,589,817)                       851,795
Net asset value and offering price per share                         $     14.78

                             STATEMENT OF OPERATIONS
                            YEAR ENDED AUGUST 31,2000

Investment Income
Dividends                                                          $    879,601
Interest                                                                102,621
Foreign taxes withheld                                                   (8,398)
                                                                   ------------
   Total investment income                                              973,824
                                                                   ------------

Expenses
Investment advisory fee                                                 505,588
Distribution fee, Class A                                                79,556
Distribution fee, Class B                                               263,876
Distribution fee, Class C                                                92,017
Financial agent fee                                                      96,074
Transfer agent                                                           75,680
Registration                                                             37,274
Professional                                                             30,580
Trustees                                                                 24,643
Printing                                                                 21,771
Custodian                                                                17,157
Miscellaneous                                                            12,166
                                                                   ------------
   Total expenses                                                     1,256,382
   Less expenses borne by investment adviser                           (145,011)
   Custodian fees paid indirectly                                        (1,805)
                                                                   ------------
   Net expenses                                                       1,109,566
                                                                   ------------
Net investment loss                                                    (135,742)
                                                                   ------------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                                       5,835,561
Net change in unrealized appreciation (depreciation) on
  investments                                                         8,592,230
                                                                   ------------
Net gain on investments                                              14,427,791
                                                                   ------------
Net increase in net assets resulting from operations               $ 14,292,049
                                                                   ============

                        See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                Year Ended      Year Ended
                                                                                  8/31/00         8/31/99
                                                                               ------------    ------------
From Operations
  Net investment income (loss)                                                 $   (135,742)   $    (68,591)
  Net realized gain (loss)                                                        5,835,561          87,678
  Net change in unrealized appreciation (depreciation)                            8,592,230       8,940,662
                                                                               ------------    ------------
  Increase (decrease) in net assets resulting from operations                    14,292,049       8,959,749
                                                                               ------------    ------------
From Distributions to Shareholders
  Net investment income, Class A                                                         --         (61,486)
  Net investment income, Class B                                                         --          (2,136)
  Net investment income, Class C                                                         --            (982)
  In excess of net investment income, Class A                                            --         (49,116)
  In excess of net investment income, Class B                                            --          (1,706)
  In excess of net investment income, Class C                                            --            (784)
                                                                               ------------    ------------
  Decrease in net assets from distributions to shareholders                              --        (116,210)
                                                                               ------------    ------------
From Share Transactions
Class A
  Proceeds from sales of shares (606,640 and 511,993 shares, respectively)        8,320,634       6,168,646
  Net asset value of shares issued from reinvestment of distributions
   (0 and 9,487 shares, respectively)                                                    --         110,073
  Cost of shares repurchased (306,420 and 504,840 shares, respectively)          (4,139,619)     (6,064,609)
                                                                               ------------    ------------
Total                                                                             4,181,015         214,110
                                                                               ------------    ------------
Class B
  Proceeds from sales of shares (206,446 and 1,603,387 shares, respectively)      2,814,451      20,006,209
  Net asset value of shares issued from reinvestment of distributions
   (0 and 298 shares, respectively)                                                      --           3,446
  Cost of shares repurchased (474,334 and 138,841 shares, respectively)          (6,583,909)     (1,652,638)
                                                                               ------------    ------------
Total                                                                            (3,769,458)     18,357,017
                                                                               ------------    ------------
Class C
  Proceeds from sales of shares (688,069 and 87,709 shares, respectively)         8,849,914         985,203
  Net asset value of shares issued from reinvestment of distributions
   (0 and 122 shares, respectively)                                                      --           1,405
  Cost of shares repurchased (95,182 and 54,302 shares, respectively)            (1,307,763)       (656,192)
                                                                               ------------    ------------
Total                                                                             7,542,151         330,416
                                                                               ------------    ------------
Class M
  Cost of shares repurchased (0 and 10,024 shares, respectively)                         --        (105,146)
                                                                               ------------    ------------
Total                                                                                    --        (105,146)
                                                                               ------------    ------------
  Increase (decrease) in net assets from share transactions                       7,953,708      18,796,397
                                                                               ------------    ------------
  Net increase (decrease) in net assets                                          22,245,757      27,639,936
Net Assets
  Beginning of period                                                            54,791,240      27,151,304
                                                                               ------------    ------------
  End of period [including undistributed net investment income of
  $0 and $0, respectively]                                                     $ 77,036,997    $ 54,791,240
                                                                               ============    ============

                        See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)

                                                              CLASS A
                                            -------------------------------------------
                                                                                From
                                                Year Ended August 31         Inception
                                            ----------------------------     11/5/97 to
                                               2000              1999         8/31/98
Net asset value, beginning of period        $    12.11        $     8.94     $    10.00
Income from investment operations
Net investment income (loss)(1)                   0.03              0.02           0.03
  Net realized and unrealized gain (loss)         2.89              3.20          (1.07)
                                            ----------        ----------     ----------
      Total from investment operations            2.92              3.22          (1.04)
                                            ----------        ----------     ----------
Less distributions
  Dividends from net investment income              --             (0.03)         (0.01)
  In excess of net investment income                --             (0.02)         (0.01)
                                            ----------        ----------     ----------
      Total distributions                           --             (0.05)         (0.02)
                                            ----------        ----------     ----------
Change in net asset value                         2.92              3.17          (1.06)
                                            ----------        ----------     ----------
Net asset value, end of period              $    15.03        $    12.11     $     8.94
                                            ==========        ==========     ==========

Total return(2)                                  24.11%            35.89%        (10.28)%(5)

Ratios/supplemental data:
Net assets, end of period (thousands)       $   37,977        $   26,974     $   19,766

Ratio to average net assets of:
  Operating expenses(3)                           1.25%(7)          1.25%          1.25%(6)
  Net investment income (loss)                    0.20%             0.14%          0.31%(6)
Portfolio turnover                                 193%              192%            59%(5)


                                                              CLASS B
                                            -------------------------------------------
                                                                                From
                                                Year Ended August 31         Inception
                                            ----------------------------     11/5/97 to
                                               2000              1999         8/31/98
Net asset value, beginning of period        $    12.00        $     8.89     $    10.00
Income from investment operations
  Net investment income (loss)(1)                (0.08)            (0.07)         (0.04)
  Net realized and unrealized gain (loss)         2.85              3.19          (1.05)
                                            ----------        ----------     ----------
      Total from investment operations            2.77              3.12          (1.09)
                                            ----------        ----------     ----------
Less distributions
  Dividends from net investment income              --             (0.01)         (0.01)
  In excess of net investment income                --                --          (0.01)
                                            ----------        ----------     ----------
      Total distributions                           --             (0.01)         (0.02)
                                            ----------        ----------     ----------
Change in net asset value                         2.77              3.11          (1.11)
                                            ----------        ----------     ----------
Net asset value, end of period              $    14.77        $    12.00     $     8.89
                                            ==========        ==========     ==========

Total return(2)                                  23.08%            35.05%        (10.92)%(5)

Ratios/supplemental data:
Net assets, end of period (thousands)       $   26,471        $   24,709     $    5,291

Ratio to average net assets of:
  Operating expenses(4)                           2.00%(7)          2.00%          2.00 %(6)
  Net investment income (loss)                   (0.57)%           (0.62)%        (0.45)%(6)
Portfolio turnover                                 193%              192%            59%(5)

(1)   Computed using average shares outstanding.
(2)   Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.47%, 1.57% and 2.96% for the periods ended August 31, 2000, 1999 and 1998, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.22%, 2.32% and 3.71% for the periods ended August 31, 2000, 1999 and 1998, respectively.
(5)   Not annualized.
(6)   Annualized.
(7) For the year ended August 31, 2000, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)

                                                              CLASS C
                                            -------------------------------------------
                                                                                From
                                                Year Ended August 31         Inception
                                            ----------------------------    11/20/97 to
                                               2000              1999         8/31/98
Net asset value, beginning of period        $    12.00      $     8.89    $    10.00
Income from investment operations
  Net investment income (loss)(1)                (0.07)          (0.07)        (0.04)
  Net realized and unrealized gain (loss)         2.85            3.19         (1.05)
                                            ----------      ----------    ----------
      Total from investment operations            2.78            3.12         (1.09)
                                            ----------      ----------    ----------
Less distributions
  Dividends from net realized gains                 --           (0.01)        (0.01)
  In excess of net investment income                --              --         (0.01)
                                            ----------      ----------    ----------
      Total distributions                           --           (0.01)        (0.02)
                                            ----------      ----------    ----------
Change in net asset value                         2.78            3.11         (1.11)
                                            ----------      ----------    ----------
Net asset value, end of period              $    14.78      $    12.00    $     8.89
                                            ==========      ==========    ==========

Total return(2)                                  23.17%          34.91%       (10.86)%(4)

Ratios/supplemental data:
Net assets, end of period (thousands)       $   12,590      $    3,108    $    2,005

Ratio to average net assets of:
  Operating expenses(3)                           2.00%(6)        2.00%         2.00%(5)
  Net investment income (loss)                   (0.52)%         (0.60)%       (0.45)%(5)
Portfolio turnover                                 193%            192%           59%(4)

(1)   Computed using average shares outstanding.
(2)   Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.22%, 2.32% and 3.71% for the periods ended August 31, 2000, 1999 and 1998, respectively.
(4)   Not annualized.
(5)   Annualized.
(6) For the year ended August 31, 2000, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

Phoenix Investment Trust 97
Notes to Financial Statements
August 31, 2000

1. SIGNIFICANT ACCOUNTING POLICIES

      The Phoenix Investment Trust 97 (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in two separate Series, each a "Fund". Each Fund has distinct investment objectives.

      Phoenix-Hollister Small Cap Value Fund seeks long-term capital appreciation. Phoenix-Hollister Value Equity Fund's primary Investment objective is to seek long-term capital appreciation and its secondary objective is to seek current income by investing in a diversified portfolio of common stocks.

      Each Fund offers Class A, Class B, and Class C shares. Class M shares have been closed. Effective April 3, 2000 Class A shares are sold with the front-end sales charge of up to 5.75%. Prior to that date, the maximum sales charge was 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:

      Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. Security transactions and related income:

      Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

      Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. Forward currency contracts:

      Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded

Phoenix Investment Trust 97
Notes to Financial Statements
August 31, 2000 (Continued)

directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. Options:

      Each Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

      Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium recieved. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary, market does not exist for the contracts.

      Each Fund may purchase options which are included in the Funds' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

H. Expenses:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

I. Repurchase agreements:

      A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Fund:

                                            1st $1          $1-2           $2+
Fund                                        Billion        Billion       Billion
----                                        -------        -------       -------
Small Cap Value Fund ..............          0.90%          0.85%         0.80%
Value Equity Fund .................          0.75%          0.70%         0.65%

      The Adviser has voluntarily agreed to assume total operating expenses of each Fund excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until August 31, 2001, to the extent that such expenses exceed the following percentages of the average annual net asset values for each
Fund:

                                           Class A        Class B       Class C
                                            Shares         Shares        Shares
                                           -------        -------       -------
Small Cap Value Fund ..............          1.40%          2.15%         2.15%
Value Equity Fund .................          1.25%          2.00%         2.00%

      As Distributor of the Trust's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Trust that it retained net selling commissions of $35,803 for Class A shares, and deferred sales charges of $34,344 for Class B shares and $5,050 for Class C shares for the year ended August 31, 2000. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of the Fund. The Distributor has advised the Trust that of the total amount expensed for the year ended August 31, 2000, $607,618 was retained by the Distributor, $265,998 was paid to unaffiliated participants, and $11,727 was paid to W.S. Griffith, an indirect subsidiary of PHL.

      As Financial Agent of each Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the year ended August 31, 2000, financial agent fees were $203,563, of which PEPCO received $82,360. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of each Fund. Certain minimum fees and fee waivers may apply.

      PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended August 31, 2000, transfer agent fees were $224,015 of which PEPCO retained $36,206 which is net of the fees paid to State Street.

Phoenix Investment Trust 97
Notes to Financial Statements
August 31, 2000  (Continued)

      At August 31, 2000, PHL and its affiliates held shares of the Trust which aggregated the following:

                                                                   Aggregate Net
                                                   Shares           Asset Value
                                                  ---------        -------------
Value Equity Fund, Class A .............          1,161,425         $17,456,218
Value Equity Fund, Class B .............            988,497          14,600,101

3. PURCHASE AND SALE OF SECURITIES

      Purchases and sales of securities during the year ended August 31, 2000 (excluding U.S. Government and agency securities, and short-term securities) aggregated the following:

                                                Purchases              Shares
                                              ------------          ------------
Small Cap Value Fund ...............          $202,588,994          $151,628,027
Value Equity Fund ..................           137,559,475           126,431,405

      There were no purchases or sales of long-term U.S. Government and agency securities during the year ended August 31, 2000.

4. CREDIT RISK

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

5. CAPITAL LOSS CARRYOVERS

      For the year ended August 31, 2000, the Value Equity Fund utilized a capital loss carryover of $403,905.

      Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2000, the Small Cap Value Fund utilized prior year capital losses deferred of $1,016,451.

6. RECLASSIFICATION OF CAPITAL ACCOUNTS

      In accordance with accounting pronouncements, the Trust has recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of August 31, 2000, each Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

                                                                  Capital paid
                                    Undistributed  Accumulated    in on shares
                                   net investment  net realized   of beneficial
                                       income       gain(loss)       interest
                                   --------------  ------------   -------------
Small Cap Value Fund                  $658,763      $(658,763)              --
Value Equity Fund                      135,742       (135,742)              --

      This report is not authorized for distribution to prospective investors in the Phoenix Investment Trust 97 unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                        REPORT OF INDEPENDENT ACCOUNTANTS

PRICEWATERHOUSECOOPERS [LOGO]

To the Trustees and Shareholders of
Phoenix Investment Trust 97:

      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for bond ratings), and the related statements of operations and of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the Phoenix-Hollister Small Cap Value Fund and the Phoenix-Hollister Value Equity Fund (constituting the Phoenix Investment Trust 97, hereinafter referred to as the "Trust") at August 31, 2000, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
October 12, 2000

RESULTS OF SHAREHOLDER MEETING (Unaudited)

A special meeting of Shareholders of Phoenix Investment Trust 97 was held on May 16, 2000 to approve the following matters:

      1.    Approve a new Rule 12b-1 Distribution Plan for Class B Shares
      2.    Approve a new Rule 12b-1 Distribution Plan for Class C Shares

On the record date for these meetings, the shares outstanding and percentage of the shares outstanding and entitled to vote that were present by proxy were as follows:

Class of Shares                                    Shares outstanding      Percentage present by proxy
---------------                                    ------------------      ---------------------------

Phoenix-Hollister Small Cap Value Fund Class B          1,140,933                    50.65%
Phoenix-Hollister Small Cap Value Fund Class C          1,128,322                    50.11%
Phoenix-Hollister Value Equity Fund Class B             1,980,814                    73.66%
Phoenix-Hollister Value Equity Fund Class C               794,183                    54.68%

NUMBER OF VOTES

                                                                             For      Against    Abstain
                                                                          ---------   -------    -------

1. Approve a new Rule 12b-1 Distribution Plan for Class B Shares
      Phoenix-Hollister Small Cap Value Fund Class B                        499,278    26,551    52,009
      Phoenix-Hollister Value Equity Fund Class B                         1,442,619     2,676    13,745
2. Approve a new Rule 12b-1 Distribution Plan for Class C Shares
      Phoenix-Hollister Small Cap Value Fund Class C                        520,939    23,766    20,739
      Phoenix-Hollister Value Equity Fund Class C                           389,575    18,042    26,635

Phoenix Investment Trust 97

101 Munson Street
Greenfield, Massachusetts 01301

Trustees

Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis F. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers

Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
Christian C. Bertelsen, Vice President
Robert S. Driessen, Vice President
William R. Moyer, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Clerk and Secretary
Nancy J. Engberg, Assistant Clerk and Assistant Secretary

Investment Adviser

Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

Principal Underwriter

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Transfer Agent

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Independent Accountants

PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

How to Contact Us

The Fund Connection             1-800-243-1574
Customer Service                1-800-243-1574
Investment Strategy Hotline     1-800-243-4361 (option 2)
Marketing Department            1-800-243-4361 (option 3)
Text Telephone                  1-800-243-1926

www.phoenixinvestments.com

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

                 (This page has been left blank intentionally.)

                                  IBC (blank)

                Phoenix Equity Planning Corporation
                PO Box 2200
                Enfield CT 06083-2200

                [LOGO] PHOENIX
                       INVESTMENT PARTNERS

                For more information about
                Phoenix mutual funds, please call
                your financial representative or
                contact us at 1-800-243-4361 or
                www.phoenixinvestments.com

        PXP 215 (10/00)

                Phoenix Equity Planning Corporation
                PO Box 2200                              ------------------
                Enfield CT 06083-2200                    Presorted Standard
                                                             US POSTAGE
                                                                PAID
                                                            LOUISVILLE KY
                                                             PERMIT 1051
                                                         ------------------

                [LOGO] PHOENIX
                       INVESTMENT PARTNERS

                For more information about
                Phoenix mutual funds, please call
                your financial representative or
                contact us at 1-800-243-4361 or
                www.phoenixinvestments.com

        PXP 215 (10/00)